NOTICE OF DISTRIBUTION OF UNDERLYING FUND SEMI-ANNUAL REPORTS
TO: FROM: DATE: RE:	U. S. Securities and Exchange Commission Nationwide Life Insurance Company ("Nationwide") September 8, 2022 Nationwide Variable Account - 9 ("Registrant") File No. 811-08241
Nationwide hereby submits, pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940, that the semi-annual reports for the following underlying mutual funds for the period ended June 30, 2022, have been distributed to contract owners.
Some of the underlying mutual funds included in each Fund Company’s semi-annual report filings may not be available under every contract offered by the Registrant. Nationwide understands that the Fund Companies have filed (or will file) these reports with the Commission. To the extent necessary, these filings are incorporated by reference.
Fund	CIK Number
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B	0000825316
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B	0000825316
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B	0000825316
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B	0000825316
Allspring Variable Trust - VT Opportunity Fund: Class 2	0001081402
Allspring Variable Trust - VT Small Cap Growth Fund: Class 2	0001081402
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II	0001124155
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class I	0000814680
American Century Variable Portfolios, Inc. - American Century VP Disciplined Core Value Fund: Class II	0000814680
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I	0000814680
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I	0000814680
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II	0000814680
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I	0000814680
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I	0000814680
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II	0000814680
American Funds Insurance Series(R) - New World Fund: Class 4	0000729528
American Funds Insurance Series(R) - U.S. Government Securities Fund: Class 2	0000729528
American Funds Insurance Series(R) - Washington Mutual Investors Fund: Class 4	0000729528
Home Office: One Nationwide Plaza	Nationwide Insurance
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III	0001738072
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III	0001738072
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III	0000355916
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III	0000355916
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares	0001056707
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares	0001056707
BNY Mellon Stock Index Fund, Inc.: Initial Shares	0000846800
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares	0000890064
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Service Shares	0000890064
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares	0000813383
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares	0000813383
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2	0001413032
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class	0000814230
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class	0001121746
Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Service Shares	0000912577
Federated Hermes Insurance Series - Federated Hermes Managed Volatility Fund II: Service Shares	0000912577
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares	0000912577
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Service Shares	0000912577
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2	0000823535
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class	0000823535
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2	0000823535
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class	0000823535
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2	0000823535
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class	0000823535
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2	0000823535
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2	0000927384
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class	0000831016
Fidelity Variable Insurance Products Fund - VIP Contrafund(R)Portfolio: Service Class 2	0000831016
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2	0000720318
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class	0000356494
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2	0000356494
Home Office: One Nationwide Plaza	Nationwide Insurance
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2	0000927384
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class	0000927384
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class	0000356494
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2	0000356494
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class	0000356494
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class	0000831016
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class	0000927384
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2	0000927384
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class	0000356494
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2	0000356494
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2	0000720318
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class	0000927384
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2	0000927384
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2	0000837274
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2	0000837274
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2	0000837274
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2	0000837274
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2	0000837274
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1	0000837274
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2	0000837274
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2	0000837274
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares	0001046292
Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares	0001046292
Guggenheim Variable Funds Trust - Series D (World Equity Income Series)	0000217087
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series)	0000217087
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series)	0000217087
Guggenheim Variable Funds Trust - Series O (All Cap Value Series)	0000217087
Guggenheim Variable Funds Trust - Series P (High Yield Series)	0000217087
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series)	0000217087
Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series)	0000217087
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series)	0000217087
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series)	0000217087
Invesco - Invesco V.I. American Franchise Fund: Series I Shares	0000896435
Invesco - Invesco V.I. Capital Appreciation Fund: Series I	0000896435
Invesco - Invesco V.I. Comstock Fund: Series II Shares	0000896435
Invesco - Invesco V.I. Core Equity Fund: Series I Shares	0000896435
Home Office: One Nationwide Plaza	Nationwide Insurance
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

Invesco - Invesco V.I. Core Equity Fund: Series II Shares	0000896435
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I	0000896435
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II	0000896435
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares	0000896435
Invesco - Invesco V.I. EQV International Equity Fund: Series I Shares	0000896435
Invesco - Invesco V.I. Global Fund: Series I	0000896435
Invesco - Invesco V.I. Global Fund: Series II	0000896435
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares	0000896435
Invesco - Invesco V.I. Global Strategic Income Fund: Series I	0000896435
Invesco - Invesco V.I. Global Strategic Income Fund: Series II	0000896435
Invesco - Invesco V.I. Health Care Fund: Series I Shares	0000896435
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series II Shares	0000896435
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I	0000896435
Invesco - Invesco V.I. Main Street Small Cap Fund: Series II	0000896435
Invesco Oppenheimer V.I. International Growth Fund: Series II	0000896435
Ivy Variable Insurance Portfolios - Delaware Ivy Asset Strategy: Class II	0000810016
Ivy Variable Insurance Portfolios - Delaware Ivy Core Equity: Class II	0000810016
Ivy Variable Insurance Portfolios - Delaware Ivy Corporate Bond: Class II	0000810016
Ivy Variable Insurance Portfolios - Delaware Ivy Energy: Class II	0000810016
Ivy Variable Insurance Portfolios - Delaware Ivy Global Growth: Class II	0000810016
Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II	0000810016
Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II	0000810016
Ivy Variable Insurance Portfolios - Delaware Ivy International Core Equity: Class II	0000810016
Ivy Variable Insurance Portfolios - Delaware Ivy Limited-Term Bond: Class II	0000810016
Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II	0000810016
Ivy Variable Insurance Portfolios - Delaware Ivy Natural Resources: Class II	0000810016
Ivy Variable Insurance Portfolios - Delaware Ivy Science and Technology: Class II	0000810016
Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Growth: Class II	0000810016
Ivy Variable Insurance Portfolios - Delaware Ivy Smid Cap Core: Class II	0000810016
Ivy Variable Insurance Portfolios - Delaware VIP Global Value Equity: Class II	0000810016
Ivy Variable Insurance Portfolios - Delaware VIP Real Estate Securities: Class II	0000810016
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares	0000906185
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares	0000906185
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares	0000906185
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares	0000906185
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares	0000906185
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1	0000909221
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares	0001033669
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC	0000855396
MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class	0000918571
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class	0000918571
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class	0000918571
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class	0000719269
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class	0000719269
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class	0000719269
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class	0000719269
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class	0001065698
Home Office: One Nationwide Plaza	Nationwide Insurance
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I	0001011378
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II	0001011378
Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I	0001011378
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I	0001011378
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II	0001011378
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I	0001011378
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II	0001011378
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I	0001011378
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class P	0000353905
Home Office: One Nationwide Plaza	Nationwide Insurance
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class X	0000353905
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z	0000353905
Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class X	0000353905
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z	0000353905
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II	0000353905
Home Office: One Nationwide Plaza	Nationwide Insurance
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Neuberger Berman Multi Cap Opportunities Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II	0000353905
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares	0000736913
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares	0000736913
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares	0000736913
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares	0000736913
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class	0001047304
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class	0001047304
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class	0001047304
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class	0001047304
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class	0001047304
Home Office: One Nationwide Plaza	Nationwide Insurance
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class	0001047304
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB	0000822671
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB	0000822671
Putnam Variable Trust - Putnam VT International Value Fund: Class IB	0000822671
Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB	0000822671
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class	0001006387
Rydex Variable Trust - Multi-Hedge Strategies Fund	0001064046
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II	0000918294
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class	0000811976
VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S	0000811976
VanEck VIP Trust - VanEck VIP Global Resources Fund: Initial Class	0000811976
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A	0000792359
Questions or comments regarding this filing can be directed to Nationwide Financial - Office of Compliance at nfscomp@nationwide.com.
Thank you.
Home Office: One Nationwide Plaza	Nationwide Insurance
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies